Long-Term Debt (Tables)	12 Months Ended
Dec. 31, 2014
Schedule of Long-Term Debt

Long-term debt at December 31, 2014 and 2013 consisted of the following:

(In thousands)	December 31, 2014	December 31, 2013
Senior Secured Credit Facilities	7,231,222	8,225,754
Receivables Based Facility Due 2017	-	247,000
Priority Guarantee Notes	5,324,815	4,324,815
Subsidiary Revolving Credit Facility Due 2018	-	-
Other Secured Subsidiary Debt	19,257	21,124

Total Consolidated Secured Debt	12,575,294	12,818,693
10.75% Senior Cash Pay Notes Due 2016	-	94,304
11.00%/11.75% Senior Toggle Notes Due 2016	-	127,941
14.0% Senior Notes Due 2021	1,661,697	1,404,202
iHeartCommunications Legacy Notes	667,900	1,436,455
10.0% Senior Notes Due 2018	730,000	-
Subsidiary Senior Notes	4,925,000	4,925,000
Other Subsidiary Debt	1,024	10
Purchase accounting adjustments and original issue discount	(234,897)	(322,392)

	20,326,018	20,484,213
Less: current portion	3,604	453,734

Total long-term debt	$20,322,414	$20,030,479

As of December 31, 2014, iHeartCommunications had senior secured credit facilities consisting of:

(In thousands)	Maturity Date	December 31, 2014	December 31, 2013
Term Loan B	1/29/2016	$916,061	1,890,978
Term Loan C	1/29/2016	15,161	34,776
Term Loan D	1/30/2019	5,000,000	5,000,000
Term Loan E	7/30/2019	1,300,000	1,300,000

Total Senior Secured Credit Facilities		$7,231,222	$8,225,754

Priority Guarantee Notes

As of December 31, 2014, iHeartCommunications had outstanding Priority Guarantee Notes consisting of:

(In thousands)	Maturity Date	Interest Rate	Interest Payment Terms	December 31, 2014	December 31, 2013
9.0% Priority Guarantee Notes due 2019	12/15/2019	9.0%	Payable semi-annually in arrears on June 15 and December 15 of each year	$1,999,815	1,999,815
9.0% Priority Guarantee Notes due 2021	3/1/2021	9.0%	Payable semi-annually in arrears on March 1 and September 1 of each year	1,750,000	1,750,000
11.25% Priority Guarantee Notes due 2021	3/1/2021	11.25%	Payable semi-annually on March 1 and September 1 of each year	575,000	575,000
9.0% Priority Guarantee Notes due 2022	9/15/2022	9.0%	Payable semi-annually in arrears on March 15 and September 15 of each year	1,000,000	-

Total Priority Guarantee Notes				$5,324,815	4,324,815

iHeartCommunications Legacy Notes

As of December 31, 2014, iHeartCommunications had outstanding senior notes (net of $57.1 million aggregate principal amount held by a subsidiary of iHeartCommunications) consisting of:

(In thousands)	December 31, 2014	December 31, 2013
5.5% Senior Notes Due 2014	$-	461,455
4.9% Senior Notes Due 2015	-	250,000
5.5% Senior Notes Due 2016	192,900	250,000
6.875% Senior Notes Due 2018	175,000	175,000
7.25% Senior Notes Due 2027	300,000	300,000

Total Legacy Notes	$667,900	1,436,455

Subsidiary Senior Notes

As of December 31, 2014, the Company’s subsidiary, Clear Channel Worldwide Holdings, Inc. (“CCWH”) had outstanding notes consisting of:

(In thousands)	Maturity Date	Interest Rate	Interest Payment Terms	December 31, 2014	December 31, 2013
CCWH Senior Notes:
6.5% Series A Senior Notes Due 2022	11/15/2022	6.5%	Payable to the trustee weekly in arrears and to the noteholders on May 15 and November 15 of each year	$735,750	735,750
6.5% Series B Senior Notes Due 2022	11/15/2022	6.5%	Payable to the trustee weekly in arrears and to the noteholders on May 15 and November 15 of each year	1,989,250	1,989,250
CCWH Senior Subordinated Notes:
7.625% Series A Senior Notes Due 2020	3/15/2020	7.625%	Payable to the trustee weekly in arrears and to the noteholders on March 15 and September 15 of each year	275,000	275,000
7.625% Series B Senior Notes Due 2020	3/15/2020	7.625%	Payable to the trustee weekly in arrears and to the noteholders on March 15 and September 15 of each year	1,925,000	1,925,000

Total CCWH Notes				$4,925,000	4,925,000

Schedule of Maturities of Long-Term Debt

Future maturities of long-term debt at December 31, 2014 are as follows:

(in thousands)
2015	$3,604
2016	1,126,920
2017	8,208
2018	909,272
2019	8,300,043
Thereafter	10,212,868

Total (1)	$20,560,915

(1)	Excludes purchase accounting adjustments and original issue discount of $234.9 million, which is amortized through interest expense over the life of the underlying debt obligations.